CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Leju Holdings Ltd. Equity (Deficit) Attributable to E-House	Leju Holdings Ltd. Additional Paid-in Capital	Leju Holdings Ltd. Non-controlling Interest	Leju Holdings Ltd.	Equity (Deficit) Attributable to E-House	Ordinary Shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit).	Accumulated Other Comprehensive Income	Subscription Receivables	Non-controlling Interest	Total
Balance at Dec. 31, 2011					$ 633,361,768	$ 79,066	$ 688,093,431	$ (101,063,764)	$ 46,253,035		$ 271,006,234	$ 904,368,002
Balance (in shares) at Dec. 31, 2011						79,065,624
Increase (Decrease) in Stockholders' Equity
Net income (loss)					(56,971,404)			(56,971,404)			(14,077,967)	(71,049,371)
Foreign currency translation adjustments					1,875,712				1,875,712		(46,995)	1,828,717
Dividends (note 14)					(11,866,670)		(11,866,670)					(11,866,670)
Dividends declared by subsidiaries											(856,121)	(856,121)
Share-based compensation					31,900,606		31,900,606				3,755,919	35,656,525
Exercise of share options					248,118	195	259,721			(11,798)	567,404	815,522
Exercise of share options (in shares)						194,721						(194,721)
Vesting of restricted shares					39,322	567	38,755				223,272	262,594
Vesting of restricted shares (in shares)						567,489
Capital injection from non-controlling interest											291,839	291,839
Shares issued in connection with the merger of CRIC					252,106,323	38,786	252,067,537					252,106,323
Shares issued in connection with the merger of CRIC (in shares)						38,785,588
Replacement of CRIC share options and restricted shares					31,897,646		31,897,646					31,897,646
Reversal of ASC 740 uncertain tax position					200,000			200,000				200,000
Changes in equity ownership on partial disposal of subsidiaries					175,735		175,735				(18,376)	157,359
Repurchase of shares					(1,569,815)	(371)	(1,569,444)	0				(1,569,815)
Repurchase of shares (in shares)						(371,141)
Movement arising from merger of CRIC					(142,471,974)		(149,461,182)		6,989,208		(254,656,627)	(397,128,601)
Balance at Dec. 31, 2012					738,925,367	118,243	841,536,135	(157,835,168)	55,117,955	(11,798)	6,188,582	745,113,949
Balance (in shares) at Dec. 31, 2012						118,242,281
Increase (Decrease) in Stockholders' Equity
Net income (loss)					51,957,425			51,957,425			(871,136)	51,086,289
Foreign currency translation adjustments					17,066,639				17,066,639		466,328	17,532,967
Dividends (note 14)					(19,946,745)		(19,946,745)					(19,946,745)
Dividends declared by subsidiaries											(338,941)	(338,941)
Share-based compensation					18,903,027		18,903,027					18,903,027
Exercise of share options					15,329,388	4,596	17,460,926			(2,136,134)		15,329,388
Exercise of share options (in shares)						4,596,761						(4,596,761)
Vesting of restricted shares					263,106	770	262,336					263,106
Vesting of restricted shares (in shares)						769,448
Capital injection from non-controlling interest											8,079,333	8,079,333
Call option in connection with issuance of convertible senior notes					(44,999,998)		(44,999,998)					(44,999,998)
Changes in equity ownership on acquisition of non-controlling interest					(409,110)		(409,110)				409,110
New shares issued to management					62,621,240	17,790	62,603,450					62,621,240
New shares issued to management (in shares)						17,790,125
Repurchase of shares					(17,772,586)	(3,582)	(15,942,072)	(1,826,932)				(17,772,586)
Repurchase of shares (in shares)						(3,582,133)
Balance at Dec. 31, 2013					821,937,753	137,817	859,467,949	(107,704,675)	72,184,594	(2,147,932)	13,933,276	835,871,029
Balance (in shares) at Dec. 31, 2013						137,816,482
Increase (Decrease) in Stockholders' Equity
Net income (loss)					40,001,485			40,001,485			12,335,673	52,337,158
Foreign currency translation adjustments					(2,053,679)				(2,053,679)		(66,005)	(2,119,684)
Dividends (note 14)					(77,582,930)		(77,582,930)				21,569,028	(56,013,902)
Dividends declared by subsidiaries											(2,508,620)	(2,508,620)
Share-based compensation					19,843,733		19,843,733				1,797,388	21,641,121
Exercise of share options	(202,093)	(202,093)	737,628	535,535	13,994,117	3,447	12,039,145			1,951,525		13,994,117
Exercise of share options (in shares)						3,446,585						(3,446,585)
Vesting of restricted shares	260,433	260,433	751,567	1,012,000		860	(860)
Vesting of restricted shares (in shares)						860,301
Capital injection from non-controlling interest											19,925,043	19,925,043
Changes in equity ownership on partial disposal of subsidiaries					138,477,580		138,472,457		5,123		38,226,837	176,704,417
Changes in equity ownership on acquisition of non-controlling interest					(30,720,088)		(30,720,088)				(4,515,188)	(35,235,276)
Recognition of change in E-House's economic interests in Leju in connection with Leju's IPO					70,068,096		70,068,096				50,189,488	120,257,584
Unrealized gains for investment in preferred shares of a private entity					13,765,098				13,765,098			13,765,098
Balance at Dec. 31, 2014					$ 1,007,789,505	$ 142,124	$ 991,645,842	$ (67,703,190)	$ 83,901,136	$ (196,407)	$ 152,376,115	$ 1,160,165,620
Balance (in shares) at Dec. 31, 2014						142,123,368